Amount Due to/From Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of Information About Amounts rRecognised in Relation to Aegulatory Deferral Account Balances [Abstract]
AMOUNT DUE TO/FROM RELATED PARTIES
23	AMOUNT DUE TO/FROM RELATED PARTIES

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

23.1	Related party balances

Due from related parties:

	2021	2020
	USD	USD
(a) Affiliated companies:
Du – UAE	339,767	318,702
Mobily – KSA	261,670	128,539
	601,437	447,241

(b) Due from related parties
Elie Habib (shareholder)	65,472	-
Vistas Media Acquisition Company	1,000,000	-
	1,666,909	447,241

A payment of USD 1,000,000 has been paid to Vistas Media Acquisition Company for the extension of the SPAC transaction for an additional 3 months period, the balance was refunded upon the completion of the Business Combination.

Due to shareholders and related parties:

	2021	2020
	USD	USD
(a) Due to shareholders
Edgard Maroun	365,847	65,283
MEVP Holding SAL	250,000	250,000
Omar Sukarieh	30,000	30,000
Choucri Khairallah	75,000	15,763
	720,847	361,046
(b) Due to a related party
MBC FZ LLC	1,350,000	1,524,086
	2,070,847	1,885,132

The above balances are interest free and have no fixed repayment terms.

(c) Convertible notes: Convertible notes from MEVP, SAMENA and SHUAA are disclosed in note 24 to the consolidated financial statements.

(d) Working capital loans: Working capital loans from MEVP and SHUAA are disclosed in note 24 to the consolidated financial statements.

Significant transactions with related parties included in the consolidated statement of comprehensive income are as follows:

	2021	2020
	USD	USD

Marketing expense incurred to MBC FZ LLC	-	250,000

Fair value movement on convertible notes (note 24)	453,331	1,291,551

Transaction and other costs	-	150,000

Interest on convertible loans (note 24)	1,836,468	188,138

Interest on working capital loans (note 24)	221,372	-

Consultancy fees paid to Shuaa	3,100,000	-

Foreign exchange loss	-	53,917

Revenues from Du and Mobily	1,445,268	1,881,293

Fees paid to Du and Mobily (cost of revenue)	577,674	577,741

In 2019, MBC entered into agreement to provide the Group advertising services such as airtime on music and entertainment shows like ‘The Voice’ and other similar shows.

Du and Mobily utilize their network to facilitate subscription payments for the Group’s users.

23.3	Compensation of key management personnel of the Group

	2021	2020
	USD	USD

Short term employee benefits	1,088,027	1,028,329
Post-employment pension and medical benefits	30,939	19,680
Termination benefits	1,830	13,780
Share-based payment transactions	105,069	185,126
Total compensation of key management personnel of the Group	1,225,865	1,246,915